Provision for Income Taxes (Tables)	6 Months Ended
Dec. 31, 2025
Provision for Income Taxes [Abstract]
Schedule of Significant Components of Provision for Income Taxes

Significant components of the provision for income taxes are as follows

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Income tax expenses	$6,903	$57,391
Deferred income benefit	(1,925)	(2,943)
Total	$4,978	$54,448

Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses	The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the six months ended December 31, 2025 and 2024.
	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Income before tax expenses	$99,175	$615,765
Income taxes computed at Hong Kong Profits Tax rate	16,364	83,264
Rate differences in various jurisdictions	4,467	18,893
Tax allowance at the statutory tax rates	(6,246)	(10,207)
Tax effect on non-assessable income	(1,570)	(2,076)
Tax effect of two-tier tax rate	(7,288)	(35,816)
Others	(749)	390
Income taxes	$4,978	$54,448

Significant Components of Deferred Tax Assets

Significant components of the deferred tax assets are presented below

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Deferred tax assets:
– Provision for credit losses	$275	$(873)
– Plant and equipment	270	568
– Right-of-use asset and lease liabilities	4,117	3,043
Total	$4,662	$2,738